Revenue and Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Revenue and expenses [Abstract]
Schedule of revenue and expenses
	Restated 2022	2021
	A$	A$
Loss for the period includes the following specific income and expenses:
Other revenue:
Consultancy income	60,390	17,302
Grant income	-	37,500
License revenue	-	500,000
Joint venture income	172,170	553,185
Other income	13,409	1,000
	245,969	1,108,987

General administration
Amortisation & depreciation expense	363,695	349,387
Unrealised foreign exchange (gain) / loss	(137,374)	(147,105)
Consulting & advisory	553,087	299,330
Corporate expenses	745,452	455,673
Telecommunications & IT	202,560	167,201
General & administration expenses	431,927	327,720
Outsourced development costs	164,050	-
Subscription costs	266,844	21,738
Doubtful debts expense	235,357	-
Insurance expense	1,343,312	-
Other expenses	1,839,097	219,277
	6,008,007	1,693,221

Provision for impairment expense
Triage Technologies Inc [1]	551,089	1,362,717
Jana Care Inc	62,129	690,153
Bearn Inc	803,072	-
Body Composition Technologies Pte Ltd	188,271	680,008
Physimax Technologies Limited	(79,809)	79,809
	1,524,752	2,812,687
Employee expenses
Salaries and wages	3,429,019	2,830,510
Defined contribution superannuation	322,219	266,626
Share-based payments expense [2]	7,452,583	6,230,997
Employment taxes and insurances	435,089	523,903
Other employment expenses	123,400	196,175
Government grants – JobKeeper	-	(162,000)
	11,762,310	9,886,211